SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2020, 2019 and 2018 was estimated using the following assumptions:

	2020	2019	2018
Expected volatility	0.00%-25.79%	19.44%-21.54%	21.23%-21.83%
Risk free interest rate	0.00%-0.86%	1.43%-2.55%	2.42%-3.04%
Expected dividend	$—	—	—
Expected term (in years)	3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2020, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2020	1,109,436	22.16	4.35	147,553
Granted	271,841	25.64
Exercised	340,183	25.59
Cancelled	6,286	65.17
Forfeited	46,434	4.53

Outstanding at December 31, 2020	988,374	22.49	4.26	258,014

Exercisable at December 31, 2020	361,923	45.88	3.14	86,013

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2020 have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2020	Weighted average remaining contractual term	Weighted average exercise price	Options Exercisable as of December 31, 2020	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.27 - 0.31	795,386.0	4.43	0.28	198,953.0	0.3
$6.72 - 8.57	2,309.0	3.31	6.99	2,309.0	7.0
$20.44- 24.99	3,606.0	7.01	22.07	942.0	21.6
$37.21 - 54.51	8,115.0	5.26	43.97	6,386.0	41.1
$57.10 - 85.14	77,210.0	1.82	71.87	74,026.0	71.3
$96.74	29,050.0	3.37	96.74	29,050.0	96.7
$151.63 - 224.18	72,698.0	5.12	181.49	50,257.0	162.4

	988,374	4.26	22.49	361,923	45.88

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2020, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2020	1,537,049
Granted	572,085
Vested	(575,527)
Forfeited	(3,546)

Outstanding at December 31, 2020	1,463,687
(*)NIS 1 par value which represents approximately $0.31
Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2020, 2019 and 2018, was comprised as follows:

	Year ended December 31,
	2020	2019	2018
Cost of revenues	$11,313	$11,244	$11,000
Research and development, net	13,668	9,239	7,363
Selling and marketing	30,262	26,650	27,455
General and administrative	48,221	34,897	21,405

Total stock-based compensation expenses	$103,464	$82,030	$67,223